UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  December 31, 2008

           Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ            02/17/2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   32
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Form 13F Information Table Value Total:   $390,062  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                December 31, 2008


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Column 1                    Column 2           Column 3     Column 4   Column 5             Column 6    Column 7     Column 8

                            Title of                         Value     Shares or SH/ Put/  Investment   Other       Voting Authority
Name of Issuer               Class             CUSIP        (x$1000)   Prin. Amt.PRN Call  Discretion   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                      COM             13817101          568       50,400 SH         SOLE                   50,400
APPLE INC                      COM             37833100          371        4,345 SH         SOLE                    4,345
ARCH COAL INC                  COM             39380100        2,037      125,050 SH         SOLE                  125,050
BHP BILLITON LTD               SPONSORED ADR   88606108        2,956       68,900 SH         SOLE                   68,900
BERRY PETE CO                  CL A            85789105        1,461      193,230 SH         SOLE                  193,230
CKX INC                        COM             12562M106      51,425   14,012,213 SH         SOLE               14,012,213
CLEAR CHANNEL OUTDOOR HLDGS    CL A            18451C109         118       19,200 SH         SOLE                   19,200
COMCAST CORP NEW               CL A            20030N101      13,291      787,363 SH         SOLE                  787,363
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR   204412209       2,058      169,915 SH         SOLE                  169,915
DENBURY RES INC                COM NEW         247916208       2,927      268,075 SH         SOLE                  268,075
DEVON ENERGY CORP NEW          COM             25179M103       1,661       25,280 SH         SOLE                   25,280
DOMTAR CORP                    COM             257559104       2,127    1,273,815 SH         SOLE                1,273,815
FX REAL ESTATE & ENTMT INC     COM             302709100       1,011    6,739,542 SH         SOLE                6,739,542
FOREST OIL CORP                COM PAR $0.01   346091705         858       52,020 SH         SOLE                   52,020
FOUNDATION COAL HLDGS INC      COM             35039W100       2,264      161,450 SH         SOLE                  161,450
FREEPORT-MCMORAN COPPER & GO   COM             35671D857       9,020      369,065 SH         SOLE                  369,065
HESS CORP                      COM             42809H107         551       10,275 SH         SOLE                   10,275
IMPERIAL OIL LTD               COM NEW         453038408         766      666,425 SH         SOLE                  666,425
LAMAR ADVERTISING CO           CL A            512815101         259       20,650 SH         SOLE                   20,650
MERCER INTL INC.               COM             588056101       3,757    1,956,839 SH         SOLE                1,956,839
NEENAH PAPER INC.              COM             640079109         366       41,350 SH         SOLE                   41,350
NEWFIELD EXPL CO.              COM             651290108         405       20,500 SH         SOLE                   20,500
PEABODY ENERGY CORP.           COM             704549104       2,228       97,950 SH         SOLE                   97,950
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR   71654V408       2,196       89,650 SH         SOLE                   89,650
RENTRAK CORP.                  COM             760174102      10,341      877,132 SH         SOLE                  877,132
RIO TINTO PLC                  SPONSORED ADR   767204100         705        7,925 SH         SOLE                    7,925
TECK COMINCO LTD               CL B            878742204       4,243      862,325 SH         SOLE                  862,325
TIME WARNER CABLE INC          CLA             88732J108     250,414   11,674,305 SH         SOLE               11,674,305
VIRGIN MEDIA INC.              COM             92769L101      17,304    3,467,666 SH         SOLE                3,467,666
WHITING PETE CORP NEW          COM             966387102         962       28,750 SH         SOLE                   28,750
WHOLE FOODS MKT INC            COM             966837106       1,223       12,959 SH         SOLE                   12,959
ZOLTEK COS INC                 COM             98975W104         189       21,000 SH         SOLE                   21,000



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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.